Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Issuance of common stock (in shares)	209,256	250,830	247,646
Treasury stock, shares purchased (in shares)	873,304	365,116	4,242,693
Exercise of stock options (in shares)	5,837	86,920	44,117
Restricted stock, shares forfeited (in shares)	83,287	5,930	29,806
Repurchased shares for taxes (in shares)	27,382	47,997	33,667
Repurchase of treasury stock (usd per share)	$ 15.29	$ 16.14	$ 18.97
Northfield Bancorp, Inc. [Member]
Exercise of stock options (in shares)		0
Cash dividends declared (usd per share)	0.52	$ 0.52	0.52
Repurchase of treasury stock (usd per share)	$ 11.61	$ 10.24	$ 11.99